Risks and Concentration - Summary of Customers with Greater than 10% of Accounts Receivables and Amounts Due from Related Parties (Parenthetical) (Details) - Accounts Receivables - Customer Concentration Risk - Customer B - Advertising Platform
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		11.00%
Maximum
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	10.00%